Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) € in Millions, $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 JPY (¥)
Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount	€ 142.6	$ 219.5	$ 3.8	¥ 8.6	€ 134.1	$ 348.6	$ 8.8	¥ 6.0
Forward foreign exchange contracts, fair Value	(0.7)				(2.0)
Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative, Notional Amount	3,000.0				3,000.0
Interest rate swaps, fair Value	€ 134.3				€ 56.5